STOCK CAPITAL (Details Textual) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended					147 Months Ended		150 Months Ended			1 Months Ended				150 Months Ended	1 Months Ended				1 Months Ended				1 Months Ended			12 Months Ended	150 Months Ended	1 Months Ended				60 Months Ended	150 Months Ended	1 Months Ended								12 Months Ended			1 Months Ended			60 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended											1 Months Ended			12 Months Ended		1 Months Ended			12 Months Ended	1 Months Ended						3 Months Ended	12 Months Ended	1 Months Ended							2 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					1 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended								1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended			1 Months Ended								12 Months Ended		1 Months Ended					3 Months Ended	1 Months Ended
	Jul. 31, 2012	Jul. 31, 2007	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2012		Mar. 31, 2013		Jan. 31, 2011	Jun. 30, 2004 Filing Service [Member]	Jun. 30, 2011 Legal Advisor [Member]	Feb. 28, 2011 Legal Advisor [Member]	Feb. 28, 2010 Legal Advisor [Member]	Mar. 31, 2013 Legal Advisor [Member]	Nov. 30, 2011 Scientific Advisory Board [Member]	Oct. 31, 2007 Scientific Advisory Board [Member]	Apr. 30, 2009 Chief Technology Advisor [Member]	Apr. 05, 2009 Chief Technology Advisor [Member]	Jan. 31, 2010 Public Relations Advisor [Member]	Jan. 27, 2010 Convertible Promissory Note To Third Party [Member]	Mar. 05, 2007 Convertible Promissory Note To Third Party [Member]	Dec. 13, 2009 Convertible Promissory Note To Legal Advisor [Member]	Jan. 31, 2013 Consultants [Member]	Jun. 30, 2011 Consultants [Member]	Dec. 31, 2010 Consultants [Member]	Dec. 31, 2012 Consultants [Member]	Mar. 31, 2013 Consultants [Member]	Jun. 30, 2011 Service Provider [Member]	Dec. 31, 2010 Service Provider [Member]	Jan. 31, 2010 Service Provider [Member]	Oct. 31, 2009 Service Provider [Member]	Dec. 31, 2009 Service Provider [Member]	Mar. 31, 2013 Service Provider [Member]	May 20, 2008 Financial Advisor [Member]	Nov. 30, 2011 Scientific Advisory Board One [Member]	Nov. 30, 2011 Scientific Advisory Board Two [Member]	Nov. 30, 2011 Scientific Advisory Board Three [Member]	Nov. 30, 2011 Scientific Advisory Board Four [Member]	Oct. 31, 2009 Service Provider One [Member]	Jul. 31, 2012 Placement Agent [Member]	May 31, 2010 Restricted Stock [Member] Public Relations Advisor [Member]	Dec. 31, 2011 Enrollment Of One Third Of Patients [Member]	Dec. 31, 2011 Enrollment Of All Patients [Member]	Dec. 31, 2011 Completion Of Study [Member]	Aug. 30, 2012 Director [Member]	Jun. 30, 2011 Director [Member]	Dec. 31, 2010 Director [Member]	Dec. 31, 2009 Director [Member]	Jun. 30, 2011 Director [Member] Restricted Stock [Member]	Aug. 31, 2008 Director [Member] Restricted Stock [Member]	Apr. 30, 2007 Director [Member] Restricted Stock [Member]	Jun. 30, 2006 Employee [Member]	Jun. 30, 2011 Director One [Member]	Dec. 31, 2010 Director One [Member]	Jul. 31, 2007 Director One [Member]	Apr. 30, 2012 Former Chief Executive Officer [Member]	Jul. 31, 2011 Former Chief Executive Officer [Member]	Jan. 31, 2011 Former Chief Executive Officer [Member]	Jun. 30, 2009 Former Chief Executive Officer [Member]	Nov. 30, 2008 Former Chief Executive Officer [Member]	Oct. 31, 2007 Former Chief Executive Officer [Member]	Jul. 25, 2011 Former Chief Executive Officer [Member]	Apr. 30, 2012 Hadasit [Member]	Jun. 30, 2011 Hadasit [Member]	Apr. 30, 2010 Hadasit [Member]	Dec. 31, 2012 Hadasit [Member]	Dec. 31, 2011 Hadasit [Member] Restricted Stock [Member]	Apr. 30, 2012 Mr. Israeli [Member]	Jun. 30, 2011 Mr. Israeli [Member]	Apr. 30, 2010 Mr. Israeli [Member]	Dec. 31, 2012 Mr. Israeli [Member]	Apr. 30, 2010 Prof Melamed [Member]	Nov. 30, 2011 Former Director [Member]	Nov. 30, 2011 Former Director [Member] Restricted Stock [Member]	Aug. 31, 2012 Chief Executive Officer [Member]	Aug. 31, 2011 Chief Executive Officer [Member]	Jun. 30, 2011 Chief Executive Officer [Member]	Mar. 31, 2013 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Jun. 30, 2009 Former Chief Financial Officer [Member]	Dec. 31, 2010 Scientific Board [Member]	Aug. 31, 2011 Scientific Board [Member] Restricted Stock [Member]	Nov. 30, 2011 Board [Member] Restricted Stock [Member]	Aug. 31, 2011 Mr. Schor [Member]	Aug. 31, 2011 Mr. Schor [Member] Restricted Stock [Member]	Aug. 31, 2012 Management [Member]	Jun. 30, 2010 Management [Member]	Dec. 31, 2012 Management [Member]	Mar. 31, 2013 Chief Executive Officer One [Member]	Dec. 31, 2012 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2011 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2008 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2004 Global Share Option Plan 2004 and U S Stock Option and Incentive Plan 2005 [Member]	Dec. 31, 2004 Global Share Option Plan 2004 [Member]	Feb. 28, 2005 U S Stock Option and Incentive Plan [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member]	Dec. 31, 2004 U S Stock Option and Incentive Plan [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board One [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Two [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Three [Member]	Apr. 30, 2005 U S Stock Option and Incentive Plan [Member] Scientific Advisory Board Four [Member]	Dec. 31, 2011 Related Party [Member]	Jul. 17, 2012 Leader Underwriters (1993) Ltd [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2012 Common Stock [Member]		Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]		Dec. 31, 2008 Common Stock [Member]		Jun. 30, 2004 Maximum [Member] Filing Service [Member]	Jun. 30, 2006 Maximum [Member] Employee [Member]	Dec. 31, 2010 Maximum [Member] Warrant [Member]	Dec. 31, 2010 Maximum [Member] Warrant Issued One [Member]	Jun. 30, 2004 Minimum [Member] Filing Service [Member]	Jun. 30, 2006 Minimum [Member] Employee [Member]	Dec. 31, 2010 Minimum [Member] Warrant [Member]	Dec. 31, 2010 Minimum [Member] Warrant Issued One [Member]	Feb. 28, 2011 Private Placement [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Investment Agreement [Member]	Feb. 23, 2011 Private Placement [Member] Investment Agreement [Member]	Feb. 28, 2013 Private Placement [Member]	Feb. 28, 2011 Private Placement [Member]	Feb. 28, 2010 Private Placement [Member]	Jan. 31, 2010 Private Placement [Member]	Dec. 31, 2005 Private Placement [Member]	Sep. 30, 2005 Private Placement [Member]	Aug. 31, 2005 Private Placement [Member]	Feb. 28, 2005 Private Placement [Member]	Dec. 31, 2005 Private Placement [Member]	Dec. 31, 2004 Private Placement [Member]	Feb. 28, 2010 Private Placement [Member] Investor One [Member]	Feb. 28, 2010 Private Placement [Member] Investor Two [Member]	Feb. 28, 2010 Private Placement [Member] Investor Three [Member]	Mar. 31, 2011 Private Placement [Member] Cash [Member]	Feb. 28, 2011 Private Placement [Member] Cash [Member]	Mar. 31, 2011 Private Placement [Member] Related Party [Member]	Mar. 31, 2011 Private Placement [Member] Common Stock [Member]	Feb. 28, 2011 Private Placement [Member] Common Stock [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued One [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Warrant Issued One [Member] Investment Agreement [Member]	Feb. 28, 2011 Private Placement [Member] Warrant Issued Two [Member] Investment Agreement [Member]	Jul. 31, 2007 Private Placement [Member] Warrant Issued Two [Member] Investment Agreement [Member]	Jul. 31, 2012 Public Offering [Member] Common Stock [Member]
Issuance of shares																														1,100,000																100,000						400,000		476,666	960,000	400,000			400,000																			250,000	250,000							300,000	300,000	500,000		923,374		800,000								100,000	400,000		100,000	100,000	100,000	100,000	1,250,000						2,475,000				150,000				40,000				12,815,000	41,666,667			833,333	6,000,000						8,861,875	8,861,875	2,000,000	2,000,000	2,000,000			1,250,000							19,818,968
Increase In Number Of Shares Available For Issuance																																																																																															9,000,000	5,000,000	5,000,000
Shares Reserved For Issuance Under Stock Option Plan																																																																																																		9,143,462
Unit Sold Comprised Of One Share and One Warrant																																																																																																																																833,334			1,250,000			1,250,000	1,894,808
Units Sold																																																																																																																																				187,500	312,500
Stock Based Compensation To Legal Advisor															$ 105,000
Price Per Unit																																																																																																																																						$ 0.8
Warrants Exercisable Term																																																																																																												30 month																				32 months						3 Years
Stock Based Compensation Recorded In General and Administrative Expenses																86,000			11,000	140,000				12,000									5,000	40,000	16,000	51,000	758,000	31,000						400,000						105,000	287,000	78,000		229,000		198,000	2,000	112,000	80,000			30,000	177,000	68,000		737,000										126,000		70,000	70,000	16,000	26,000	177,000									198,000		48,000
Proceeds from issuance of Common stock, net			250,000	0	5,023,000	3,602,000				17,342,000	[1]	17,592,000	[1]																																																																																																																			250,000	250,000	1,500,000	250,000	135,000	225,000		1,418,000	308,000		500,000	500,000	500,000										4,900,000
Common Stock Purchase Price																																																																																																																																	$ 0.3																					$ 0.29
Common Stock, Value, Subscriptions																																																																																																																													3,600,000	5,000,000	3,600,000
Warrants Issued To Purchase Of Common Stock																																																																				33,334	33,334	33,334		1,500,000																																				232,758																	19,222,500				641,026	3,000,000								1,000,000	1,000,000	1,000,000						12,815,000	10,083,333	6,407,500	20,166,667	14,864,228
Exercise of options (in shares)			0		1,182,606																										959,729																														483,333			483,333																				1,182,606																										1,182,606		1,648,728	1,540,885		17,399										946,834
Investment Warrants, Exercise Price	$ 0.348				$ 0.5																																								$ 0.348										$ 0.01													$ 0.00005	$ 0.00005	$ 0.00005		$ 0.001																																				$ 0.29																				$ 0.50	$ 0.39	$ 0.5	$ 0.5			$ 1	$ 2.5											$ 0.5	$ 0.20	$ 0.28	$ 0.29	$ 0.29
Warrant Expiry Term																																																																10 years																																												30 month																					1 Year		2 year				3 years											2 Years		1 year
Number of warrants issued			4,000,000		981,666																																															400,000	800,000													1,000,000
Investment Options, Exercise Price																																																		$ 0.15	$ 0.15	$ 0.15	$ 0.15							$ 0.15	$ 32		$ 0.20	$ 0.067	$ 0.15	$ 0.87		$ 0.00005	$ 0.00005	$ 0.00005			$ 0.00005	$ 0.00005	$ 0.00005					$ 0.26	$ 0.2	$ 0.20	$ 0.29		$ 0.067									$ 0.29																								$ 0.75				$ 0.15
Number of options granted																				500,000																				125,000	125,000	125,000	125,000							460,000	634,999												450,000	1,000,000				33,334	33,334	33,334			166,666	166,666	166,666			250,000		70,000	70,000	450,000	4,000,000		200,000									2,000,000
Common Stock Purchased From Issuance Of Warrants																																																							1,000,000																						1,097,215
Fair Value Assumptions, Weighted Average Volatility Rate																																																																																																													140.00%
Fair Value Assumptions, Risk Free Interest Rate																																																																																																																							3.14%				2.39%
Fair Value Assumptions, Expected Dividend Rate																																																																																																													0.00%
Fair Value Assumptions, Expected Term																																																																																																																							5 years 6 months	9 years			5 years	1 year
Compensation Expenses Filing Services															26,000
Compensation Expenses Amortization Period															12 months
Restricted Shares Price																																																																																																				$ 0.00005	$ 0.00005
Stock Issued During Period, Shares, Issued for Services					794,423	1,265,870										180,000			193,696		80,000	1,800,000		50,000					400,000	1,100,000		216,000	10,870	200,000	60,000	150,000	3,045,508	400,000	90,000					1,250,000
Legal Fees Payable																							180,000				217,000
Convertible Loans Introduction Fee																																							35,000
Interest and Debt Expense																																							36,000
Convertible Notes Payable																										150,000	135,000
Debt Instrument, Interest Rate, Effective Percentage																										8.00%	4.00%
Debt Instrument Principle With Interest																									189,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								1,120,000									445,617	402,385							1,016,109																																																																																																							126,111
Distribution Services Percentage																																																																																																																																	10.00%													6.00%			4.00%
Distribution Services Shares																																																																																																																																																512,600
Distribution Services Value																																																																																																																																													231,000
Stock Option Expire Date																																																																																																			Nov. 25, 2014			Mar. 28, 2015
Stock Warrant Expire Date																																																																																																																														Nov. 05, 2013
Stock Repurchased and Retired During Period, Shares																																																																																					66,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number																																																																			483,333
Stock Issued During Period, Value, Issued for Services																																			15,000																																																						15,000
Stock Option Expiration Term																																																					10 years											10 years		10 years
Exercise of options					137,000	243,000	77,000		3,000								137,000														8,000																																	32,000		150,000																		137,000	4,000																									0	[2]	0	0	[2]	0	[2]
Stock Based Compensation Recorded In Research Development Expenses																					67,000	144,000						54,000	192,000																																										24,000															60,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																																																																																									3 years	3 years
Premium On Warrant Exercise Price Compared To Issuance Price	120.00%																																												120.00%
Percentage Of Warrants Issued Out Of Shares Issued In Public Offering	3.00%																																												3.00%
Warrants Issued To Placement Agent For Purchase Of Common Stock	493,966																																												493,966
Placement Agent Fees And Expenses	1,000,000																																												1,000,000
Percentage Of Corporate Finance Fee On Gross Proceeds Of Offering	1.00%																																												1.00%
Percentage Of Cash Fee On Gross Proceeds Of Offering	6.00%																																												6.00%
Common Stock Frequency Of Periodic Issuance																								monthly
Common Stock Periodic Issuance																								8,333
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																																																																																											885,000
Debt Instrument Interest Rate Effective Percentage In Year One																										10.00%
Amount Due To Investors														22,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Cancelled In Period			0		13,784																																																											516,667																																																													5,460,666
Number Of Options Exercise Price Amended																																																									270,000
Number Of Warrants Vest Over Course Of Trails																																															500,000	500,000	500,000
Common stock, par value (in dollars per share)			$ 0.00005		$ 0.00005	$ 0.00005				$ 0.00005		$ 0.00005																																																																																																																																										$ 0.00005
Warrants To Purchase Common Stock Shares, Ratio																																																																																																																																																						0.75
Amount raised in Public offering	4,900,000	5,000,000					400,000																																																																																																																																															5,700,000
Stock Issued During Period, Value, Conversion of Convertible Securities																																																																																																																																200,000
Stock Options Vested Percentage																																																																																			33.00%											33.33%
Share-based Compensation Arrangement by Share-based Payment Award, Remaining Options Vesting Period																																																																																			36 months											36 months
Stock-based compensation related to options granted to employees			203,000	177,000	560,000	1,135,000				7,381,000	[1]	7,584,000	[1]
Expenses related to shares and options granted to service providers			$ 128,000	$ 4,000	$ 195,000	$ 449,000				$ 21,681,000	[1]	$ 21,809,000	[1]

[1]	Out of the which, cash flows used in discontinued operating activities of $36, cash flows used in discontinued investing activities of $16 and cash flows provided in discontinued financing activities of $57, relating to the period from inception to March 31, 2004, is unaudited.
[2]	Represents an amount less than $1.